Operations by Reportable Segment (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Operating Results and Other Key Financial Measures of Operating Segments	ERROR: Could not retrieve Word content for note block ERROR: Could not retrieve Word content for note block ERROR: Could not retrieve Word content for note block